Loans (Details) - Schedule of loans	Feb. 07, 2021 USD ($)	Feb. 07, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Total short-term loans			$ 27,268,410	$ 7,604,638
Total loans			27,268,410	13,347,027
Less: short-term loans and current portion of long-term loans			27,268,410	11,809,449
Less: unamortized debt issuance costs				160,361
Long term loans - due over one year	$ 2,006,000	¥ 13,100,000		1,377,217
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch []Member
Short-term Debt [Line Items]
Total short-term loans				3,014,296
Bank of China, Yantai Bonded Port Area Branch [Member]
Short-term Debt [Line Items]
Total short-term loans			1,225,547	1,148,303
China Citic Bank, Yantai Branch [Member]
Short-term Debt [Line Items]
Total short-term loans			3,063,866
Agricultural Bank of China, Yantai Laishan Branch [Member]
Short-term Debt [Line Items]
Total short-term loans				1,291,841
Postal Savings Bank of China, Yantai Laishan Branch [Member]
Short-term Debt [Line Items]
Total short-term loans				2,066,946
Qingdao Yikou Industrial Automation Equipment Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short-term loans				83,252
Yantai Zhengda City Construction Development Co. [Member]
Short-term Debt [Line Items]
Total short-term loans			$ 22,978,997
Qingdao Metro Finance Leasing Co., Ltd. [Member]
Short-term Debt [Line Items]
Total loans				4,306,138
ZGC Sci-Tech Leasing Co., Ltd [Member]
Short-term Debt [Line Items]
Total loans				$ 1,436,251